Stock-Based Compensation - Weighted-Average Estimated Fair Value of Stock Options Granted and Assumptions Utilized by Company for Newly Issued Grants (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Estimated fair value	$ 14.66
Risk-free interest rates	2.00%
Dividend yield	2.60%
Stock volatility factor	0.35%
Expected life of options (in years)	5 years 6 months